CASH, CASH EQUIVALENTS, AND MARKETABLE SECURITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
CASH, CASH EQUIVALENTS, AND MARKETABLE SECURITIES
Summary of amortized cost, gross unrealized gains and losses, and fair value of cash, cash equivalents, and marketable securities

	September 30, 2020
	Cost	Unrealized	Unrealized		Cash and Cash	Marketable
	Basis	Gains	Losses	Fair Value	Equivalents	Securities
Cash	$405,312	—	—	$405,312	$405,312	—
Money market funds	13,707	—	—	13,707	13,707	—
Commercial paper	49,189	2	(1)	49,190	48,340	850
Corporate debt securities	40,813	97	(2)	40,908	2,006	38,902
Asset-backed securities	17,954	50	(6)	17,998	—	17,998
U.S. agency securities	16,980	4	—	16,984	—	16,984
U.S. Treasury securities	6,697	—	—	6,697	—	6,697
Non-U.S. securities	700	—	—	700	—	700
Total	$551,352	$153	$(9)	$551,496	$469,365	$82,131

	December 31, 2019
	Cost	Unrealized	Unrealized		Cash and Cash	Marketable
	Basis	Gains	Losses	Fair Value	Equivalents	Securities
Cash	$366,358	$—	$—	$366,358	$366,358	$—
Money market funds	30,935	—	—	30,935	30,935	—
Commercial paper	19,997	1	(4)	19,994	7,038	12,956
Corporate debt securities	16,417	12	(1)	16,428	—	16,428
U.S. agency securities	749	—	—	749	749	—
U.S. Treasury securities	1,000	—	—	1,000	—	1,000
Asset-backed securities	12,482	12	(2)	12,492	—	12,492
Non-U.S. securities	700	—	—	700	—	700
Total	$448,638	$25	$(7)	$448,656	$405,080	$43,576

The amortized cost, gross unrealized gains and losses, and fair value of cash, cash equivalents, and marketable securities as of December 31, 2019 and 2018, are as follows (in thousands):

	December 31, 2019
	Cost	Unrealized	Unrealized		Cash and Cash	Marketable
	Basis	Gains	Losses	Fair Value	Equivalents	Securities
Cash	$366,358	$—	$—	$366,358	$366,358	$—
Money market funds	30,935	—	—	30,935	30,935	—
Commercial paper	19,997	1	(4)	19,994	7,038	12,956
Corporate debt	16,417	12	(1)	16,428	—	16,428
U.S. agency securities	749	—	—	749	749	—
U.S. Treasury	1,000	—	—	1,000	—	1,000
Asset-backed	12,482	12	(2)	12,492	—	12,492
Non-U.S. securities	700	—	—	700	—	700
Total	$448,638	$25	$(7)	$448,656	$405,080	$43,576

	December 31, 2018
	Cost	Unrealized	Unrealized		Cash and Cash	Marketable
	Basis	Gains	Losses	Fair Value	Equivalents	Securities
Cash	$2,020	$—	$—	$2,020	$2,020	$—
Money market funds	253,911	—	—	253,911	253,911	—
Commercial paper	6,635	—	—	6,635	4,192	2,443
Corporate debt	1,403	—	(1)	1,402	250	1,152
U.S. agency securities	5,456	1	—	5,457	1,995	3,462
U.S. Treasury	999	—	—	999	—	999
Asset-backed	950	—	(2)	948	—	948
Total	$271,374	$1	$(3)	$271,372	$262,368	$9,004

Summary of debt securities with unrealized losses aggregated by period of continuous unrealized loss

September 30, 2020	Less than 12 Months		12 Months or Greater		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Commercial paper	$14,797	$(1)	$—	$—	$14,797	$(1)
Corporate debt securities	8,212	(2)	—	—	8,212	(2)
Asset-backed securities	2,940	(6)	—	—	2,940	(6)
U.S. Treasury securities	1,699	—	—	—	1,699	—
Total	$27,648	$(9)	$—	$—	$27,648	$(9)

December 31, 2019	Less than 12 Months		12 Months or Greater		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Commercial paper	$15,059	$(4)	$—	$—	$15,059	$(4)
Corporate-debt securities	3,166	(1)	—	—	3,166	(1)
Asset-backed securities	4,258	(2)	—	—	4,258	(2)
Non-U.S. securities	700	—	—	—	700	—
Total	$23,183	$(7)	$—	$—	$23,183	$(7)

A summary of debt securities with unrealized losses aggregated by period of continuous unrealized loss is as follows (in thousands):

	Less than 12 Months		12 Months or Greater		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
December 31, 2019	Value	Losses	Value	Losses	Value	Losses
Commercial paper	$15,059	$(4)	$—	$—	$15,059	$(4)
Corporate debt	3,166	(1)	—	—	3,166	(1)
Asset-backed	4,258	(2)	—	—	4,258	(2)
Non-U.S. securities	700	—	—	—	700	—
Total	$23,183	$(7)	$—	$—	$23,183	$(7)

	Less than 12 Months		12 Months or Greater		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
December 31, 2018	Value	Losses	Value	Losses	Value	Losses
Commercial paper	$4,591	$—	$—	$—	$4,591	$—
Corporate debt	1,402	(1)	—	—	1,402	(1)
U.S. agency	999	—	—	—	999	—
Asset-backed	—	—	948	(2)	948	(2)
Total	$6,992	$(1)	$948	$(2)	$7,940	$(3)

Summary of contractual maturities of debt securities

The scheduled contractual maturities of debt securities as of September 30, 2020 are as follows (in thousands):

	Fair Value	Within 1 Year
Commercial paper	$49,190	$49,190
Corporate-debt securities	40,908	40,908
Asset-backed securities	17,998	17,998
U.S. agency securities	16,984	16,984
U.S. Treasury securities	6,697	6,697
Non-U.S. securities	700	700
Total	$132,477	$132,477

The scheduled contractual maturities of debt securities as of December 31, 2019 are as follows (in thousands):

			After
			1 Year
		Within	through
December 31, 2019	Fair Value	1 Year	5 Years
Commercial paper	$19,994	$19,994	$—
Corporate debt	16,428	16,428	—
U.S. agency securities	749	749	—
U.S. Treasury	1,000	1,000	—
Asset-backed	12,492	—	12,492
Non-U.S. securities	700	700	—
Total	$51,363	$38,871	$12,492